THE GLOBAL TOTAL RETURN FUND, INC.







February 24, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:   Rule 24f-2 Notice for The Global  Total
Return Fund, Inc.
          File Nos. 33-5470 and 811-4661

     On  behalf  of The Global Total Return  Fund,
Inc.,  enclosed  for filing under  the  Investment
Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system.
     Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very      truly
yours,





                                   /s/  Marguerite
E. H. Morrison
                                   Marguerite   E.
H. Morrison

MM/ln
Enclosures

cc: John E. Baumgardner, Jr.
    Paul H. Dykstra


            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer: The  Global
          Total  Return Fund, Inc., Gateway Center
          Three, Newark, NJ 07102-4077

     2. Name of each series or class of funds for which this notice is filed:

     3.   Investment Company Act File Number: 811-
          4661
          Securities Act File Number: 33-5470

     4. Last day of fiscal year for which this notice is filed: December 31, 1996.

     5.   Check  box if this notice is being filed
          more  than 180 days after the  close  of
          the  issuer's fiscal year for   purposes
          of  reporting securities sold after  the
          close  of   the fiscal year  but  before
          termination   of  the  issuer's    24f-2
          declaration:
                                                       [
]

     6.   Date    of   termination   of   issuer's
          declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):

     7.   Number  and amount of securities of  the
          same  class  or  series which  had  been
          registered under the Securities  Act  of
          1933  other than pursuant to Rule  24f-2
          in   a  prior  fiscal  year,  but  which
          remained unsold at the beginning of the fiscal year:

     8.   Number    and   amount   of   securities
          registered during the fiscal year other than pursuant to Rule 24f-2: 38,730,112

     9.   Number  and  aggregate  sale  price   of
          securities sold during  the fiscal year:
          33,098,263/$279,729,045

    10.   Number  and  aggregate  sale  price   of
          securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:33,098,263/$279,729,045

    11.   Number  and  aggregate  sale  price   of
          securities issued during the fiscal year
          in connection with dividend reinvestment
          plans, if applicable
          (see          instruction          B.7):
678,901/$5,694,812

    12.   Calculation of registration fee:

          (i) Aggregate sale price of securities
               sold  during  the  fiscal  year  in
reliance
                on  Rule  24f-2  (from  item  10):
$ 279,729,045
        (ii)  Aggregate price of shares issued in
                  connection     with     dividend
reinvestment
              plans (from item 11, if applicable):
+ 5,694,812

         (iii)  Aggregate price of shares redeemed
or
              repurchased during the fiscal year
                        (if           applicable):
- (611,162,532)

         (iv)   Aggregate price of shares redeemed
or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to Rule 24e-2
                       (if            applicable):
+ 0

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
                        (if           applicable):
(325,738,675)

        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
                or   other   applicable   law   or
regulation
                   (see      instruction     C.6):
x  1/33

       (vii)  Fee due [line (i) or line (v)
                 multiplied    by   line    (vi)]:
(99,709)

Instructions:  Issuers should complete lines (ii),
               (iii),  (iv)  and (v) only  if  the
               form  is being filed within 60 days
               after  the  close of  the  issuer's
               fiscal year.  See Instruction C.3.

     13.   Check box if fees are being remitted to
the Commission's            lockbox depository  as
described     in     section     3a     of     the
Commission's   Rules   of   Informal   and   Other
Procedures                (17 CFR 202.3a).
                                              [ ]

           Date  of  mailing or wire  transfer  of
filing   fees   to  the               Commission's
lockbox depository:

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                       /s/ S. Jane
Rose
By: (S. Jane Rose, Secretary)

 Date